Jul. 31, 2024
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
The “Indexes” table in the “Investment results” section of the American High-Income Municipal Bond Fund prospectus is amended in its entirety to read as follows:
Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.40%	2.25%	3.03%	3.64%
Class F-2 annualized 30-day yield at July 31, 2024: 4.19% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

Keep this supplement with your prospectus.